INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	CLOSED END FUND — 4.8%
	COMMODITY - 4.8%
353,832	Sprott Physical Gold Trust(a)	$ 5,077,489
	TOTAL CLOSED END FUNDS (Cost $5,135,987)

	COMMON STOCKS — 79.8%
	AUTOMOTIVE - 0.7%
4,554	Aptiv PLC(a)	693,073

	BANKING - 0.8%
16,146	Regions Financial Corporation	329,863
966	SVB Financial Group(a)	540,477
		870,340
	BIOTECH & PHARMA - 3.5%
1,794	Regeneron Pharmaceuticals, Inc.(a)	1,208,080
4,416	Vertex Pharmaceuticals, Inc.(a)	884,481
8,004	Zoetis, Inc.	1,637,297
		3,729,858
	CHEMICALS - 0.6%
4,140	International Flavors & Fragrances, Inc.	627,210

	COMMERCIAL SUPPORT SERVICES - 2.3%
1,794	Cintas Corporation	710,011
5,382	Republic Services, Inc.	668,068
7,038	Waste Management, Inc.	1,091,664
		2,469,743
	CONSTRUCTION MATERIALS - 0.8%
1,104	Martin Marietta Materials, Inc.	420,901
2,208	Vulcan Materials Company	410,533
		831,434
	CONTAINERS & PACKAGING - 0.7%
6,624	International Paper Company	398,035
2,622	Sealed Air Corporation	160,021

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 79.8% (Continued)
	CONTAINERS & PACKAGING - 0.7% (Continued)
4,416	Westrock Company	$ 229,809
		787,865
	DATA CENTER REIT - 1.2%
1,518	Equinix, Inc.	1,280,357

	DIVERSIFIED INDUSTRIALS - 5.2%
2,484	Dover Corporation	433,110
10,074	Emerson Electric Company	1,062,807
11,592	Honeywell International, Inc.	2,688,300
5,382	Illinois Tool Works, Inc.	1,253,253
		5,437,470
	ELECTRIC UTILITIES - 5.4%
4,278	Alliant Energy Corporation	260,060
8,418	American Electric Power Company, Inc.	754,000
9,798	CenterPoint Energy, Inc.	245,832
5,934	Consolidated Edison, Inc.	447,720
3,312	DTE Energy Company	398,566
3,312	Entergy Corporation	366,340
32,982	NextEra Energy, Inc.	2,770,159
5,382	WEC Energy Group, Inc.	508,491
		5,751,168
	ELECTRICAL EQUIPMENT - 3.0%
3,864	AMETEK, Inc.	525,388
10,074	Amphenol Corporation, Class A	771,971
6,072	Fortive Corporation	448,539
12,006	Johnson Controls International PLC	898,048
3,036	Keysight Technologies, Inc.(a)	544,598
		3,188,544
	ENTERTAINMENT CONTENT - 0.6%
11,454	Discovery, Inc. - Series A(a)(b)	330,333
12,282	Discovery, Inc. - Series C(a)	338,861
		669,194

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 79.8% (Continued)
	FOOD - 0.4%
4,554	McCormick & Company, Inc.	$ 392,965

	GAS & WATER UTILITIES - 0.2%
6,624	NiSource, Inc.	163,282

	HEALTH CARE FACILITIES & SERVICES - 1.9%
3,450	AmerisourceBergen Corporation	421,625
9,798	Centene Corporation(a)	617,078
2,346	Henry Schein, Inc.(a)	177,334
3,174	IQVIA Holdings, Inc.(a)	824,383
		2,040,420
	HOME CONSTRUCTION - 0.8%
6,072	DR Horton, Inc.	580,605
1,104	Mohawk Industries, Inc.(a)	218,327
		798,932
	INDUSTRIAL REIT - 1.7%
12,420	Prologis, Inc.	1,672,477

	INDUSTRIAL SUPPORT SERVICES - 0.4%
1,242	United Rentals, Inc.(a)	437,991

	INFRASTRUCTURE REIT - 4.1%
7,728	American Tower Corporation	2,257,891
7,314	Crown Castle International Corporation	1,423,963
1,794	SBA Communications Corporation	643,992
		4,325,846
	INSURANCE - 0.6%
11,316	Aflac, Inc.	641,391

	MACHINERY - 2.5%
9,246	Caterpillar, Inc.	1,949,704
2,208	Parker-Hannifin Corporation	655,047
		2,604,751

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 79.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.8%
5,106	Agilent Technologies, Inc.	$ 895,950
1,380	Align Technology, Inc.(a)	978,420
10,488	Edwards Lifesciences Corporation(a)	1,228,984
2,484	Illumina, Inc.(a)	1,135,585
828	Teleflex, Inc.	327,441
1,104	Waters Corporation(a)	457,078
		5,023,458
	METALS & MINING - 1.5%
13,524	Newmont Corporation	784,257
12,972	Southern Copper Corporation	811,918
		1,596,175
	MULTI ASSET CLASS REIT - 0.2%
3,036	WP Carey, Inc.	237,172

	OFFICE REIT - 0.5%
2,622	Alexandria Real Estate Equities, Inc.	541,102

	OIL & GAS PRODUCERS - 1.6%
4,278	Cheniere Energy, Inc.(a)	374,154
138	DT Midstream, Inc.(a)	6,413
9,798	EOG Resources, Inc.	661,560
4,140	Pioneer Natural Resources Company	619,634
		1,661,761
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
15,042	Halliburton Company	300,539
6,624	NOV, Inc.(a)	87,238
23,598	Schlumberger N.V.	661,688
7,590	TechnipFMC PLC(a)	50,322
		1,099,787
	RESIDENTIAL REIT - 0.5%
6,348	Equity Residential	533,676

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 79.8% (Continued)
	RETAIL - CONSUMER STAPLES - 3.2%
7,452	Costco Wholesale Corporation	$ 3,394,312

	RETAIL - DISCRETIONARY - 2.9%
11,868	Lowe's Companies, Inc.	2,419,766
6,072	Ross Stores, Inc.	718,925
		3,138,691
	RETAIL REIT - 1.1%
6,486	Realty Income Corporation	468,419
5,520	Simon Property Group, Inc.	742,164
		1,210,583
	SEMICONDUCTORS - 11.8%
6,210	Analog Devices, Inc.	1,011,920
41,952	NVIDIA Corporation	9,390,954
4,692	NXP Semiconductors N.V.	1,009,390
2,760	Skyworks Solutions, Inc.	506,350
4,140	Xilinx, Inc.	644,143
		12,562,757
	SOFTWARE - 2.4%
1,518	ANSYS, Inc.(a)	554,616
1,656	Palo Alto Networks, Inc.(a)	763,482
4,278	SS&C Technologies Holdings, Inc.	323,673
2,622	Synopsys, Inc.(a)	871,134
		2,512,905
	STEEL - 0.6%
5,106	Nucor Corporation	600,261

	TECHNOLOGY HARDWARE - 1.2%
3,174	Garmin Ltd.	553,641
21,942	Hewlett Packard Enterprise Company	339,223
3,726	NetApp, Inc.	331,353
		1,224,217
	TECHNOLOGY SERVICES - 4.3%
8,832	Cognizant Technology Solutions Corporation, Class A	673,970
2,070	Equifax, Inc.	563,578

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 79.8% (Continued)
	TECHNOLOGY SERVICES - 4.3% (Continued)
1,518	Gartner, Inc.(a)	$ 468,667
4,968	Global Payments, Inc.	807,996
1,380	MSCI, Inc.	875,720
6,072	Paychex, Inc.	695,062
2,760	Verisk Analytics, Inc.	556,858
		4,641,851
	TRANSPORTATION & LOGISTICS - 3.8%
37,950	CSX Corporation	1,234,514
1,794	JB Hunt Transport Services, Inc.	318,256
11,040	Union Pacific Corporation	2,393,913
		3,946,683
	TRANSPORTATION EQUIPMENT - 0.4%
5,796	PACCAR, Inc.	474,519

	WHOLESALE - CONSUMER STAPLES - 0.6%
8,556	Sysco Corporation	681,485

	TOTAL COMMON STOCKS (Cost $66,907,989)	84,495,706

	EXCHANGE-TRADED FUND — 14.4%
	FIXED INCOME - 14.4%
167,946	Vanguard Long-Term Treasury ETF(b)	15,178,959
	TOTAL EXCHANGE-TRADED FUND (Cost $14,353,570)

INSPIRE TACTICAL BALANCED ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.5%
MONEY MARKET FUND - 0.5%
479,380	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost$479,380)(c),(d)	$ 479,380

	TOTAL INVESTMENTS - 99.5% (Cost $86,876,926)	$ 105,231,534
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	519,847
	NET ASSETS - 100.0%	$ 105,751,381

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2021 was $469,390.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2021. Total collateral had a value of $479,380 at August 31, 2021.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2021.